Fees Summary	May 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,528,000
Previously Paid Amount	0.00
Total Fee Amount	233.94
Total Offset Amount	0.00
Net Fee	233.94
Narrative - Max Aggregate Offering Price	$ 1,528,000
Final Prospectus	true